Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14C
Entity Registrant Name	HOUSTON AMERICAN ENERGY CORP.
Entity Central Index Key	0001156041
Amendment Flag	false